Volumetric Fund
Prospectus
INVESTMENT OBJECTIVES / GOALS
Volumetric Fund’s (the “Fund”) investment objective is capital growth.
Its secondary objective is downside protection.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Volumetric Fund USD ($)
Maximum Sales Charge (Load) on Purchases:	none
Maximum Deferred Sales Charge (Load):	none
Maximum Sales Charge (Load) on Reinvested Dividends:	none
Redemption Fee	none	[1]
Maximum Account Fee:	none
[1]	To discourage market timing, the Fund charges a 2% fee, if shares are redeemed within 7 calendar days after their purchase. Management reserves the right to waive this fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Volumetric Fund
Management Fee	1.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.90%

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption(Table)	1 Year	3 Years	5 Years	10 Years
Volumetric Fund | USD ($)	193	597	1,027	2,224

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its whole portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund typically invests in a broadly diversified portfolio of large and mid-cap domestic stocks; although its portfolio may also contain small-cap stocks with annual revenues over $1 billion. Its securities are generally a blend of value and growth stocks. The Fund invests primarily in issues listed on the New York Stock Exchange, and to a lesser extent, in common stocks of NASDAQ and other exchanges. The Fund may also invest up to 15% of its net assets, in SPDR based ETFs or equivalents. Under negative stock market conditions, the Fund may allocate, for temporary defensive purposes, a large portion of its assets in cash equivalents or United States government securities for downside protection. A description of the Fund’s policies with respect to disclosure of its portfolio holdings is available in the Statement of Additional Information (“SAI”).
PRINCIPAL INVESTMENT RISKS
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

•        Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•        Management Risk: Risk that the strategy used by the Adviser may fail to produce the intended results.

•        Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•        Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.

•        Interest Rate Risk: the risk that money market securities will decline in value, due to changes of interest rates.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad based S&P 500 Index and the Citigroup 3-Month Treasury Bill Index. As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future. For more recent performance information, visit www.volumetric.com.

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns(Table) - Volumetric Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Before Taxes	(10.26%)	none	none	none	Dec. 31, 1978
After Taxes on Distributions	(10.70%)	none	none
After Taxes on Distributions and Sales	none	none	none
S&P 500 Index:(reflects no deductions for fees, expenses or taxes)	none	none	13.65%	none
CitiGroup 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes)	none	none	none	none

The S&P 500 Index represents the equity portion of the Fund’s portfolio and the CitiGroup 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio. These blended indexes better represent the portfolio versus using the S&P 500 Composite Index only.
After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.